Royalties Paid (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Royalty Paid

30.	ROYALTIES PAID
	Amount owing at beginning of the year	(12.5)	(16.3)	(19.8)
	Royalties	(73.7)	(62.5)	(62.0)
	Amount owing at end of the year	13.9	12.5	16.3
	Translation	—	0.8	(0.5)
	Total royalties paid	(72.3)	(65.5)	(66.0)

1	Refer note 42.